Commitments And Contingencies (Narrative 1) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Purchase Commitments	$ 7,500,000
Strategic Arrangement [Member]
Business Acquisition [Line Items]
Minimum Margin To Be Paid	25,000,000.0
Operating Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Extension Period	5 years
Operating Leases, Rent Expense	9,000,000	8,900,000	8,300,000
Operating Lease [Member] | Bellevue [Member]
Long-term Purchase Commitment [Line Items]
Description of Lessee Leasing Arrangements	corporate administrative, marketing, and product development facilities in Bellevue, Washington
Operating Lease [Member] | Bellevue [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Lease Expiration Date	Dec. 31, 2019
Operating Lease [Member] | Bellevue [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Lease Expiration Date	Dec. 31, 2017
Operating Lease [Member] | Oakbrookterrace [Member]
Long-term Purchase Commitment [Line Items]
Description of Lessee Leasing Arrangements	Redbox facility in Oakbrook Terrace, Illinois
Lease Expiration Date	Jul. 31, 2021
Capital Lease [Member]
Long-term Purchase Commitment [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement	$ 0	$ 4,800,000